Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 VND (₫)	Mar. 31, 2025 USD ($)	Mar. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Protection per depositor (in Dollars)		$ 500,000
Contract liabilities	$ 855,356			$ 427,110
Contract liabilities, revenue recognized	$ 426,209			328,747
Hong Kong [Member]
Summary of Significant Accounting Policies [Line Items]
Exchanges rates for translation	7.8
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate translation (in Dong)			₫ 26,344	25,266
Number of days for normal payment terms	0 days	0 days	0 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate translation (in Dong)			₫ 26,194	$ 25,575
Number of days for normal payment terms	30 days	30 days	30 days
Customer Concentration Risk [Member] | Customer One [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue	nil	nil	nil
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue				one
Customer Concentration Risk [Member] | Customer Three [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Customer revenue					nil